COREY L. ZARSE 312-609-7785 czarse@vedderprice.com	December 30, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 106 under the Securities Act of 1933 and Amendment No. 108 under Investment Company Act of 1940
File Nos. 33-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A (Amendment No. 108 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of updating the prospectuses and statement of information for the series of the Trust. We intend for this Amendment to become effective approximately 60 days after filing.

If you have any questions or comments concerning this filing, please contact Teresa M.R. Hamlin at (617) 338-4340.

Very truly yours,

/s/ Corey L. Zarse

CLZ/kc

Enclosures